UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.9%
ASSET-BACKED SECURITIES — 0.3%
Collateralized Loan Obligations
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%	04/17/26	250	$248,969
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195%	04/18/26	750	742,506

TOTAL ASSET-BACKED SECURITIES (cost $988,242)				991,475

BANK LOANS(a) — 93.3%
Aerospace & Defense — 1.1%
Sequa Corp.	5.250%	06/19/17	369	338,475
Standard Aero Ltd.	5.250%	07/07/22	1,215	1,218,021
Transdigm, Inc.	3.750%	05/14/22	518	518,231
Transdigm, Inc.	3.832%	06/04/21	492	492,375
Transdigm, Inc.	3.852%	06/09/23	1,372	1,373,434

				3,940,536

Airlines — 0.1%
Air Canada, Inc. (Canada)	3.603%	10/06/23	400	401,944

Automotive — 2.3%
American Tire Distributors, Inc.	5.250%	09/01/21	711	700,785
BBB Industries LLC	6.000%	11/03/21	246	245,942
Chrysler Group LLC	3.250%	12/31/18	607	606,827
Federal-Mogul Holdings Corp.	4.750%	04/15/21	934	906,140
Gates Global LLC	4.250%	07/06/21	828	820,831
Horizon Global Corp.(b)	7.000%	06/30/21	1,319	1,325,775
Inteva Products LLC	9.750%	09/08/21	225	225,422
Sage Automotive Holdings, Inc.(b)	6.000%	11/30/22	525	519,750
Tectum Holdings, Inc.(b)	5.750%	08/24/23	1,150	1,155,750
TI Group Automotive Systems LLC	4.500%	06/30/22	446	447,171
Tower Auto Holdings USA LLC	4.000%	04/23/20	1,041	1,038,222
Tweddle Group, Inc.(b)	7.000%	10/24/22	425	416,500

				8,409,115

Brokerage — 1.2%
BATS Global Markets, Inc.	4.106%	06/20/23	1,005	1,006,692
Hamilton Lane Advisors LLC	4.250%	07/08/22	714	713,654
Istar, Inc.(b)	5.500%	07/01/20	374	378,214
LPL Holdings, Inc.(b)	4.750%	11/21/22	496	499,345
VFH Parent LLC(b)	4.381%	10/27/22	1,957	1,966,905

				4,564,810

Building Materials & Construction — 3.2%
ABC Supply Co., Inc.	3.603%	10/31/23	675	677,250
Apex Tool Group LLC	4.500%	01/31/20	1,827	1,798,451
Beazer Homes USA, Inc.(b)	6.750%	03/11/18	295	291,696
Builders FirstSource, Inc.	4.750%	07/31/22	1,404	1,410,442
CHI Overhead Doors, Inc.	4.500%	07/29/22	1,120	1,116,596
CHI Overhead Doors, Inc.	8.750%	07/31/23	300	297,188
HD Supply, Inc.	3.607%	10/31/23	575	576,977
Headwaters, Inc.	4.000%	03/24/22	891	893,518
Jeld-Wen, Inc.	4.750%	07/01/22	940	947,512
LBM Borrower LLC	6.250%	08/20/22	1,093	1,086,507
PriSo Acquisition Corp.	4.500%	05/09/22	793	794,708

Quikrete Holdings, Inc.	4.131%	11/15/23	1,050	1,052,625
Wilsonart LLC	4.000%	10/31/19	729	728,624

				11,672,094

Cable — 1.4%
CSC Holdings LLC	3.876%	10/11/24	329	329,359
Intelsat Jackson Holdings SA	3.750%	06/30/19	1,250	1,202,455
Telenet Financing USD LLC (Belgium)	3.881%	01/31/25	950	947,329
Telesat LLC (Canada)	4.637%	11/17/23	450	450,750
UPC Financing Partnership	3.854%	08/31/24	750	753,000
Xplornet Communications, Inc. (Canada)(b)	7.000%	07/25/20	1,175	1,185,281
Ziggo BV (Netherlands)	3.854%	08/30/24	500	499,791

				5,367,965

Capital Goods — 6.8%
Advanced Disposal Services, Inc.	3.652%	11/10/23	1,096	1,096,979
Allflex Holdings III, Inc.	4.250%	07/17/20	1,038	1,037,120
Brand Energy & Infrastructure Services, Inc.	4.750%	11/26/20	763	752,046
Casella Waste Systems, Inc.(b)	4.000%	10/17/23	375	377,812
Cortes NP Acquisition Corp.	6.000%	11/30/23	825	816,406
CPM Holdings, Inc.	6.000%	04/11/22	1,042	1,048,208
Crosby US Acquisition Corp.(b)	4.000%	11/23/20	669	568,254
Doosan Infracore International, Inc.	4.500%	05/28/21	548	548,867
Douglas Dynamics LLC(b)	5.250%	12/31/21	816	817,576
Filtration Group, Inc.	4.250%	11/20/20	452	451,760
Filtration Group, Inc.	4.250%	11/23/20	198	198,240
Forterra Finance LLC	4.500%	10/25/23	950	950,000
GFL Environmental, Inc. (Canada)	3.750%	09/29/23	450	448,594
Harsco Corp.(b)	6.000%	11/30/23	500	506,250
Hillman Group, Inc. (The)	4.500%	06/30/21	492	493,367
Infiltrator Water Technologies LLC(b)	4.500%	05/27/22	1,116	1,115,931
K&N Engineering, Inc.(b)	5.750%	10/20/23	600	588,750
Manitowoc Foodservice	5.750%	03/03/23	580	587,975
Neff Rental LLC	7.250%	06/09/21	788	767,981
North American Lifting Holdings, Inc.	5.500%	11/27/20	492	415,474
Pelican Products, Inc.(b)	5.250%	04/11/20	419	416,126
Penn Engineering & Manufacturing Corp.	4.000%	08/27/21	641	641,765
RBS Global, Inc./Rexnord LLC	4.000%	08/21/20	1,164	1,165,440
Safway Group Holding LLC	5.750%	08/21/23	1,600	1,608,000
STS Operating, Inc.(b)	4.750%	02/12/21	340	307,285
Synagro Infrastructure Co., Inc.(c)	6.250%	08/22/20	168	143,512
Tank Holding Corp.	5.257%	03/16/22	998	966,043
U.S. Security Associates Holdings, Inc.	6.000%	07/14/23	850	852,125
Unifrax I LLC	4.250%	11/28/18	727	719,680
University Support Services LLC	6.250%	07/06/22	1,200	1,203,000
USS Parent Holding Corp.(b)	5.500%	08/31/23	1,200	1,199,933
WASH Multifamily Laundry Systems LLC(b)	4.250%	05/16/22	617	606,386
WCA Waste Systems, Inc.	4.000%	08/14/23	650	648,781
WireCo WorldGroup, Inc.	6.500%	09/29/23	575	579,672
Zekelman Industries, Inc.(b)	6.000%	06/14/21	599	599,996

				25,245,334

Chemicals — 4.9%
A. Schulman, Inc.(b)	4.000%	06/01/22	435	434,269
Avantor Performance Materials Holdings, Inc.	6.000%	06/21/22	1,808	1,819,694
Axalta Coating Systems US Holding	3.750%	02/01/20	1,132	1,135,606
Chemours Co. LLC (The)	3.750%	05/12/22	1,463	1,446,188
Colouroz Investment 2 LLC	8.250%	09/05/22	200	190,500

Cyanco Intermediate Corp.	5.500%	05/01/20	927	929,502
Emerald Performance Materials LLC	7.750%	08/01/22	300	299,438
Ennis-Flint, Inc.	5.000%	06/13/23	793	797,006
Huntsman International LLC(b)	3.906%	11/15/23	772	770,444
Kronos Worldwide, Inc.	4.000%	02/18/20	390	385,612
MacDermid, Inc.	5.000%	06/07/23	1,176	1,183,044
MacDermid, Inc.	5.500%	06/07/20	1,296	1,297,631
Methanol Holdings DE LLC	4.354%	06/30/22	494	480,172
Nexeo Solutions LLC	5.250%	06/09/23	1,247	1,256,227
Oxea Finance LLC	4.250%	01/15/20	485	461,558
Plaskolite, Inc.	5.750%	11/03/22	771	767,919
PQ Corp.	5.250%	11/04/22	948	952,166
Solenis International LP	7.750%	07/31/22	200	193,625
Sonneborn, Inc.	4.750%	12/10/20	792	793,879
Tata Chemicals NA, Inc.	3.750%	08/07/20	585	583,700
Tronox Pigments Netherlands BV	4.500%	03/19/20	522	521,367
Univar, Inc.	4.250%	07/01/22	1,438	1,441,166

				18,140,713

Consumer — 6.1%
24 Hour Fitness Worldwide, Inc.(b)	4.750%	05/28/21	872	845,416
4L Technologies, Inc.	5.500%	05/08/20	1,187	1,120,094
Acosta, Inc.	4.250%	09/26/21	737	696,989
Advantage Sales & Marketing, Inc.	4.250%	07/23/21	889	880,413
Advantage Sales & Marketing, Inc.	7.500%	07/25/22	500	470,417
Augusta Sportswear, Inc.(b)	5.500%	10/26/23	604	601,408
Bombardier Recreational Products, Inc. (Canada)	3.854%	06/30/23	500	500,729
Coinstar LLC	5.250%	09/27/23	550	555,042
Cole Haan, Inc.	5.000%	02/01/20	885	776,830
Fitness International LLC	6.000%	07/01/20	730	729,258
Galleria Co.	3.890%	01/26/23	308	309,104
Generac Power Systems, Inc.(b)	3.636%	05/31/23	487	487,506
Hoffmaster Group, Inc.	5.500%	11/21/23	1,125	1,125,000
Life Time Fitness, Inc.	4.250%	06/10/22	668	667,555
Planet Fitness Holdings LLC	4.381%	03/31/21	725	722,281
PODS LLC	4.500%	02/02/22	1,319	1,320,227
Revlon Consumer Products Corp.	4.334%	09/07/23	725	725,604
Royal Holdings, Inc.	4.500%	06/20/22	742	745,089
Royal Oak Enterpises, LLC(b)	5.750%	07/01/23	800	804,000
Serta Simmons Bedding LLC	4.500%	11/30/23	1,475	1,468,213
SRAM Corp.	4.020%	04/10/20	864	848,759
Sterling Midco Holdings, Inc.	5.750%	06/20/22	916	914,650
Strategic Partners Acquisition Corp.(b)	6.250%	06/30/23	650	651,625
TMK Hawk Parent Corp.	5.250%	10/01/21	797	795,273
Travelport Finance Luxembourg SARL (Luxembourg)	5.000%	09/02/21	1,594	1,601,249
TruGreen LP	6.500%	04/13/23	723	728,611
Wand Intermediate I LP	4.750%	09/17/21	815	821,179
Water Pik, Inc.	5.750%	07/08/20	720	719,093

				22,631,614

Electric — 1.5%
Calpine Corp.	3.840%	05/31/23	748	751,710
Calpine Corp.	4.000%	01/16/23	744	748,655
Dynegy, Inc.	5.000%	06/27/23	2,400	2,408,501
Intergen NV	5.500%	06/12/20	1,008	966,360
NRG Engergy, Inc.	3.588%	06/30/23	773	774,673

				5,649,899

Energy - Other — 1.9%
American Energy Marcellus LLC	5.250%	08/04/20	500	255,834
American Energy Marcellus LLC	8.500%	08/04/21	300	28,500
California Resources Corp.(b)	11.375%	12/31/21	1,275	1,351,500
Drillships Financing Holding, Inc.	6.000%	03/31/21	365	188,699
Energy Transfer Equity LP	3.339%	12/02/19	662	657,215
Fieldwood Energy LLC	8.000%	08/31/20	362	314,768
Fieldwood Energy LLC	8.375%	09/30/20	489	384,156
Floatel Delaware LLC(b)	6.000%	06/29/20	366	282,445
FTS International, Inc.	5.750%	04/16/21	251	146,966
Hi-Crush Partners LP	4.750%	04/28/21	583	549,621
MEG Energy Corp. (Canada)	3.750%	03/31/20	1,323	1,234,099
Pacific Drilling SA	4.500%	06/04/18	360	110,654
Targa Resources Partners LP(b)	5.750%	02/27/22	974	975,646
Westway Group, Inc.	4.500%	02/27/20	475	423,938

				6,904,041

Energy - Refining — 1.2%
Citgo Holdings, Inc.	9.500%	05/12/18	855	861,575
Citgo Petroleum Corp.	4.500%	07/29/21	1,083	1,074,624
Western Refining, Inc.	5.250%	11/12/20	1,261	1,263,652
Western Refining, Inc.	5.500%	06/30/23	1,248	1,251,245

				4,451,096

Entertainment — 0.4%
AMF Bowling Centers, Inc.	6.000%	09/19/23	1,025	1,018,594
SeaWorld Parks & Entertainment, Inc.	3.152%	05/14/20	492	480,410

				1,499,004

Foods — 2.8%
AdvancePierre Foods, Inc.	4.500%	06/02/23	693	696,855
Amplify Snack Brands, Inc.	6.500%	08/31/23	1,075	1,050,813
Chefs’ Warehouse, Inc. (The)(b)	6.750%	06/22/22	587	584,265
Constellation Brands Canada, Inc. (Canada)	4.750%	12/31/23	650	654,469
Focus Brands, Inc.	5.000%	10/05/23	475	479,750
Hearthside Group Holdings LLC	4.500%	06/02/21	891	891,421
JBS USA LLC	4.000%	10/31/22	1,992	1,988,089
Landry’s, Inc.	4.000%	10/04/23	525	527,953
Milk Specialties Co.(b)	6.000%	08/16/23	900	907,875
Mill US Acquisition LLC	5.000%	07/03/20	881	739,495
Packers Holdings LLC(b)	4.750%	12/02/21	1,027	1,033,241
Shearer’s Foods LLC	4.938%	06/30/21	938	939,591

				10,493,817

Gaming — 2.1%
Caesars Entertainment Resort Properties LLC	7.000%	10/11/20	1,786	1,792,204
CCM Merger, Inc.	4.000%	08/06/21	1,458	1,462,580
Golden Nugget, Inc.	4.500%	11/21/19	1,136	1,146,325
Scientific Games International, Inc.	5.827%	10/01/21	2,036	2,052,405
Station Casinos LLC	3.750%	06/08/23	848	851,690
Yonkers Racing Corp.	4.250%	08/20/19	350	346,616

				7,651,820

Health Care & Pharmaceutical — 11.9%
Acadia Healthcare Co., Inc.	3.750%	02/16/23	1,443	1,442,093
Air Medical Group Holdings, Inc.	4.250%	04/28/22	743	734,944
Alere, Inc.	4.250%	06/20/22	647	636,419
Alliance HealthCare Services, Inc.(b)	4.250%	06/03/19	2,315	2,257,317
Amneal Pharmaceuticals LLC	4.501%	11/01/19	1,185	1,169,874

Arbor Pharmaceuticals LLC	6.000%	07/05/23	475	473,813
ATI Holdings LLC	5.500%	05/10/23	1,623	1,630,250
Boston Luxembourg III SARL (Germany)(b)	4.000%	08/28/19	247	246,720
Carecore National LLC(b)	5.500%	03/05/21	361	352,846
CCS Intermediate Holdings LLC(b)	5.000%	07/23/21	221	174,195
CHG Healthcare Services, Inc.	4.750%	06/07/23	998	1,002,990
CHS/Community Health Systems, Inc.	3.750%	12/31/19	1,751	1,657,039
CHS/Community Health Systems, Inc.	4.000%	01/27/21	1,558	1,466,318
Convatec, Inc.	3.250%	10/25/23	500	500,313
Curo Health Services Holdings, Inc.	6.500%	02/07/22	1,325	1,326,511
Endo Luxembourgh Finance I Co. SARL	3.750%	09/30/22	1,291	1,283,220
Envision Healthcare Corp.	3.906%	12/01/23	475	475,396
Envision Healthcare Corp.	6.000%	10/28/22	670	670,682
Explorer Holdings, Inc.(b)	6.000%	05/02/23	948	954,732
FHC Health Systems, Inc.	5.000%	12/23/21	989	960,904
Genoa A Qol Healthcare Co. LLC	4.750%	10/30/23	1,200	1,196,000
HCA, Inc.	3.588%	02/15/24	1,876	1,886,270
Horizon Pharma, Inc.(b)	5.000%	05/07/21	320	318,594
Horizon Pharma, Inc.	5.500%	05/07/21	550	548,625
inVentiv Health, Inc.	4.750%	11/09/23	700	697,047
Kindred Healthcare, Inc.	4.250%	04/09/21	1,964	1,936,932
Lannett Co., Inc.	6.375%	11/25/22	1,515	1,476,971
Mallinckrodt International Finance SA (Luxembourg)	3.588%	03/19/21	491	488,941
MJ Acquisition Corp.	4.001%	06/01/22	1,039	1,036,851
MPH Acquisition Holdings LLC	5.000%	06/07/23	1,065	1,076,452
Opal Acquisition, Inc.	5.000%	11/27/20	491	437,015
Ortho Clinical Diagnostics	4.750%	06/30/21	1,779	1,737,961
Pharmaceutical Product Development LLC	4.250%	08/18/22	1,563	1,564,778
Quorum Health Corp.	6.750%	04/29/22	945	908,425
RadNet Management, Inc.	4.750%	07/01/23	973	974,228
RadNet Management, Inc.	8.000%	03/25/21	843	832,792
RPI Finance Trust	3.372%	10/14/22	424	427,858
Select Medical Corp.	6.000%	03/03/21	1,343	1,351,645
Surgery Center Holdings, Inc.	4.750%	11/03/20	1,092	1,089,555
US Renal Care, Inc.	5.250%	12/30/22	994	930,396
Valeant Pharmaceuticals International, Inc. (Canada)	4.360%	10/20/18	382	378,985
Valeant Pharmaceuticals International, Inc. (Canada)	5.250%	08/05/20	1,563	1,543,469
Valeant Pharmaceuticals International, Inc. (Canada)	5.500%	04/01/22	951	941,038
Vizient, Inc.	5.000%	02/11/23	806	809,945

				44,007,349

Insurance — 1.1%
AmWINS Group, Inc.	4.750%	09/06/19	1,115	1,119,466
AmWINS Group, Inc.	9.500%	09/04/20	900	906,750
Hyperion Insurance Group Ltd. (United Kingdom)	5.500%	04/29/22	1,039	1,026,150
Sedgwick Claims Management Services, Inc.	3.750%	03/01/21	634	629,789
Sedgwick Claims Management Services, Inc.	6.750%	02/28/22	250	245,312

				3,927,467

Lodging — 0.3%
Four Seasons Holdings, Inc. (Canada)	3.920%	11/30/23	775	780,812
Four Seasons Holdings, Inc. (Canada)	6.250%	12/28/20	375	375,938

				1,156,750

Media & Entertainment — 4.8%
Beasley Broadcast Group, Inc.	7.000%	11/01/23	400	396,333
CBS Radio, Inc.	4.500%	10/17/23	455	456,967
Emerald Expositions Holding, Inc.(b)	4.750%	06/17/20	450	451,125

Getty Images, Inc.	4.750%		10/18/19	481	415,198
Learfield Communications, Inc.	4.250%		10/09/20	2,033	2,036,824
Learfield Communications, Inc.	4.250%		12/31/23	1,125	1,128,516
Lions Gate Entertainment Corp.	3.880%		12/31/23	875	872,084
Lions Gate Entertainment Corp.(b)	5.000%		03/17/22	1,850	1,877,750
LSC Communications, Inc.(b)	7.000%		09/30/22	600	597,000
Match Group, Inc.(b)	7.000%		11/16/22	1,089	1,096,979
Mission Broadcasting, Inc.	—	%(d)	10/31/23	90	90,337
Mood Media Corp. (Canada)	7.000%		05/01/19	493	469,082
NEP Broadcasting LLC	10.000%		07/22/20	257	257,143
NEP/NCP Holdco, Inc.	4.250%		01/22/20	729	725,230
Nexstar Broadcasting, Inc.	—	%(d)	10/31/23	1,010	1,013,787
Nielsen Finance LLC	3.353%		10/04/23	600	602,438
Stadium Management Group	4.617%		02/27/20	1,298	1,275,644
Tribune Media Co.	3.750%		12/27/20	1,191	1,194,430
Univision Communications, Inc.	4.000%		03/01/20	1,759	1,757,350
WMG Acquisition Corp.	3.750%		11/01/23	1,000	996,250

					17,710,467

Metals & Mining — 1.3%
Dynacast International LLC(b)	4.500%		01/28/22	617	618,405
FMG Resources (August 2006) Pty. Ltd. (Australia)	3.750%		06/30/19	640	640,056
Global Brass & Copper, Inc.(b)	5.250%		07/18/23	475	477,375
Minerals Technologies, Inc.(b)	4.750%		05/10/21	225	226,687
Murray Energy Corp.	8.250%		04/16/20	772	697,576
Novelis, Inc.	4.000%		06/02/22	492	492,602
Phoenix Services International LLC	8.500%		06/30/19	1,489	1,470,227
Westmoreland Coal Co.(b)	7.500%		12/16/20	172	146,977

					4,769,905

Other Industry — 4.4%
Alfred Fueling Systems, Inc.(b)	4.500%		06/21/21	1,538	1,538,488
AlixPartners LLP	4.000%		07/28/22	1,688	1,692,070
Altisource Solutions SARL (Luxembourg)(b)	4.500%		12/09/20	337	326,317
Asurion LLC	5.000%		08/04/22	1,231	1,238,544
Asurion LLC	8.500%		03/03/21	250	251,094
Brickman Group Holdings, Inc.	4.000%		12/18/20	1,503	1,500,693
Edelman Financial Group, Inc.(b)	6.500%		12/19/22	1,644	1,643,622
GCA Services Group, Inc.(b)	5.750%		03/01/23	423	419,703
Guggenheim Partners Investment Management LLC	3.630%		07/21/23	665	667,269
Laureate Education, Inc.	8.857%		03/17/21	1,516	1,498,853
Mannington Mills, Inc.	4.750%		10/01/21	1,144	1,145,110
Merrill Communications LLC(b)	6.250%		06/01/22	667	633,738
Onsite Rental Group Operation Pty. Ltd.(b)(c)	5.500%		07/30/21	221	174,195
Osmose Utility Services, Inc.	4.750%		08/22/22	371	371,946
Power Buyer LLC(b)	4.250%		05/06/20	913	910,055
Precyse Acquisition Corp.	6.500%		10/20/22	749	753,556
RCS Capitral Corp.(b)	3.000%		05/23/21	320	262,035
USAGM HoldCo LLC	4.135%		07/28/22	207	207,937
USAGM HoldCo LLC	5.500%		07/28/22	1,043	1,048,001

					16,283,226

Packaging — 4.5%
Anchor Glass Container Corp.(b)	4.250%		12/07/23	600	603,000
Anchor Glass Container Corp.	4.750%		07/01/22	924	927,983
Berlin Packaging LLC	4.500%		10/01/21	1,000	1,002,292
Bway Holding Co.	5.500%		08/14/20	1,711	1,713,863
Charter NEX US Holdings, Inc.	5.250%		02/07/22	634	635,062

Exopack Holdings SA (Luxembourg)	4.500%	05/08/19	1,693	1,684,098
Expera Specialty Solutions LLC(b)	5.750%	11/03/23	675	675,000
Hilex Poly Co. LLC	6.000%	12/06/21	1,064	1,066,704
Husky Injection Molding Systems Ltd. (Canada)	4.250%	06/30/21	1,614	1,611,196
Onex Wizard Acquisition Co. I SARL	4.000%	03/13/22	1,188	1,190,292
Peacock Engineering Co. LLC	5.256%	07/27/22	743	734,457
Plaze, Inc.	5.250%	07/31/22	1,044	1,044,558
Pregis Holding I Corp.	4.500%	05/20/21	639	635,584
Pro Mach, Inc.	4.750%	10/22/21	1,316	1,314,879
ProAmpac PG Borrower LLC	5.000%	11/20/23	750	753,750
Reynolds Group Holdings, Inc.	4.250%	02/05/23	1,100	1,103,375

				16,696,093

Paper — 0.1%
Caraustar Industries, Inc.	8.000%	05/01/19	433	439,397

Real Estate — 1.0%
Americold Realty Operating Partnership LP(b)	5.750%	12/01/22	919	930,434
Capital Automotive LP	6.000%	04/30/20	850	853,719
DTZ US Borrower LLC	4.250%	11/04/21	1,216	1,210,871
Starwood Property Trust, Inc.	3.500%	04/17/20	721	721,220

				3,716,244

Restaurants — 0.7%
B.C. Unlimited Liability Co. (Canada)	3.750%	12/10/21	1,131	1,136,577
CEC Entertainment, Inc.	4.000%	02/12/21	1,652	1,623,637

				2,760,214

Retailers — 6.7%
Academy Ltd.	5.000%	07/01/22	1,737	1,598,328
At Home Holding III, Inc.(b)	5.000%	06/03/22	1,167	1,163,700
Bass Pro Group LLC	4.091%	06/05/20	986	980,207
Bass Pro Group LLC	5.906%	10/31/24	1,125	1,116,161
Bauer Performance Sports Ltd.	5.250%	04/15/21	379	374,759
CNT Holdings III Corp.	5.250%	01/23/23	1,021	1,025,975
EyeMart Express LLC(b)	5.000%	12/18/21	759	763,088
Floor & Decor Outlets of America, Inc.(b)	5.250%	09/30/23	775	775,000
Fullbeauty Brands, Inc.	5.750%	10/14/22	1,145	1,061,986
Harbor Freight Tools USA, Inc.	4.137%	08/18/23	1,326	1,335,152
Hudsons Bay Co. (Canada)	4.250%	09/30/22	1,188	1,195,443
JC Penney Corp., Inc.	5.250%	06/23/23	1,066	1,069,062
Lands’ End, Inc.	4.250%	04/02/21	614	461,706
Leslie’s Poolmart, Inc.	5.250%	08/16/23	550	552,750
Men’s Warehouse, Inc. (The)	5.000%	06/18/21	1,600	1,546,000
Neiman Marcus Group Ltd. LLC	4.250%	10/25/20	1,721	1,559,853
NVA Holdings, Inc.	4.750%	08/16/21	690	689,943
NVA Holdings, Inc.	8.000%	08/14/22	625	625,000
Petco Animal Supplies, Inc.	5.000%	01/26/23	1,166	1,174,124
Petco Animal Supplies, Inc.	5.134%	01/26/23	571	574,784
PetSmart, Inc.	4.000%	03/11/22	1,234	1,237,428
Rite Aid Corp.	4.875%	06/21/21	1,650	1,653,712
Rite Aid Corp.	5.750%	08/21/20	375	376,055
Sears Roebuck Acceptance Corp.	5.500%	06/30/18	731	712,304
Vision Holding Corp.	4.000%	03/12/21	1,265	1,253,171

				24,875,691

Supermarkets — 1.5%
Albertsons Holdings LLC	4.500%	08/25/21	722	723,008

Albertsons Holdings LLC	4.750%	12/21/22	1,219	1,223,453
Albertsons Holdings LLC	4.750%	06/22/23	1,116	1,119,393
GOBP Holdings, Inc.	5.000%	10/21/21	1,357	1,351,768
Supervalu, Inc.	5.500%	03/21/19	1,247	1,250,657

				5,668,279

Technology — 14.3%
ACTIVE Network, Inc.	5.500%	11/13/20	447	443,274
ACTIVE Network, Inc.	6.000%	11/15/20	300	297,500
Alorica, Inc.	5.604%	06/30/22	773	780,310
Ancestry.com, Inc.	5.250%	10/19/23	850	850,456
Ancestry.com, Inc.	9.250%	10/21/24	175	176,604
Avago Technologies Cayman Finance Ltd.	3.881%	02/01/23	1,737	1,752,333
Avaya, Inc.	6.250%	05/29/20	1,370	1,174,972
Avaya, Inc.	6.500%	03/30/18	129	112,416
BMC Software Finance, Inc.	5.000%	09/10/20	3,317	3,239,174
Camelot Finance LP	4.750%	10/03/23	525	526,477
Cavium, Inc.(b)	3.909%	08/16/22	550	550,000
CompuCom Systems, Inc.	4.250%	05/11/20	277	207,509
Compuware Corp.	6.250%	12/15/19	342	341,674
Compuware Corp.	6.250%	12/15/21	349	349,199
Dell International LLC	4.000%	09/07/23	2,425	2,444,703
Deltek, Inc.	5.000%	06/25/22	747	749,455
Donnelley Financial Solutions, Inc.(b)	5.000%	09/30/23	400	403,000
EagleView Technology Corp.	5.250%	07/15/22	693	690,834
Evergreen Skills SARL	5.837%	04/28/21	1,487	1,374,058
Evergreen Skills SARL	9.337%	04/28/22	475	350,906
Evertec Group LLC	3.380%	04/17/20	266	263,402
First Data Corp.	4.334%	07/08/22	3,125	3,136,680
Greeneden US Holdings II LLC	6.250%	12/01/23	925	927,698
GTCR Valor Companies, Inc.	7.000%	06/16/23	1,098	1,060,240
Hyland Software, Inc.	4.750%	07/01/22	439	439,859
Hyland Software, Inc.	8.250%	07/03/23	250	250,625
Informatica Corp.	4.500%	08/05/22	2,112	2,062,191
Internet Brands, Inc.	4.750%	07/08/21	1,223	1,227,486
IPC Systems, Inc.(b)	5.500%	08/06/21	939	887,104
Kronos, Inc.	5.000%	11/01/23	1,550	1,551,744
Kronos, Inc.	9.250%	11/01/24	400	409,143
Lattice Semiconductor Corp.(b)	5.506%	03/10/21	1,663	1,659,214
Lawson Software, Inc.	3.750%	06/03/20	983	980,221
Linxens (Luxembourg)	5.000%	10/14/22	744	743,445
Linxens (Luxembourg)	9.500%	10/16/23	300	298,500
MA FinanceCo. LLC	4.500%	11/20/19	298	298,988
MA FinanceCo. LLC (United Kingdom)	4.520%	11/19/21	249	250,995
Micron Technologies, Inc.	4.360%	04/26/22	1,624	1,641,358
MKS Instruments, Inc.	4.381%	05/01/23	322	323,752
MTS Systems Corp.(b)	5.118%	07/05/23	675	685,125
Natel Engineering Co., Inc.(b)	6.750%	04/10/20	1,081	1,084,188
NXP BV (Netherlands)	3.357%	12/07/20	600	601,538
ON Semiconductor Corp.	4.103%	03/31/23	975	979,739
Presidio Holdings Ltd.	5.250%	02/02/22	1,128	1,128,411
Rackspace Hosting, Inc.	5.000%	11/03/23	1,425	1,435,179
RP Crown Parent LLC	4.500%	10/12/23	1,475	1,474,693
Seahawk Holding (Cayman) Ltd.	7.000%	10/31/22	725	723,317
Shaw Data Centre LP(b)	4.500%	03/30/22	675	674,689
Sirius Computer Solutions, Inc.	5.250%	10/30/22	868	873,945
Sirius Computer Solutions, Inc.	10.500%	10/30/23	250	246,667
Solera Holdings, Inc.	5.750%	03/03/23	498	501,991

Sophia LP	4.750%	09/30/22	614	614,983
SourceHOV LLC	7.750%	10/31/19	349	308,077
Sungard Availability Services Capital, Inc.(b)	6.000%	03/29/19	328	313,044
Syniverse Holdings, Inc.	4.000%	04/23/19	471	421,854
TransUnion LLC	3.500%	04/09/21	1,107	1,111,473
Veritas US, Inc.	6.625%	01/27/23	572	512,782
Vestcom International, Inc.(b)	5.250%	09/30/21	932	929,241
Western Digital Corp.	4.596%	04/29/23	1,955	1,976,047
Xerox Business Services LLC	3.175%	12/31/23	1,000	1,001,900

				52,826,382

Telecommunications — 3.5%
Cable Wireless Communications PLC	5.591%	01/03/23	1,250	1,260,000
Global Tel*Link Corp.	5.000%	05/22/20	801	786,907
Global Tel*Link Corp.	9.000%	11/23/20	300	290,250
GTT Communications, Inc.	5.750%	10/22/22	1,595	1,592,999
Hargray Communications Group, Inc.(b)	4.750%	06/26/19	1,000	1,002,500
Level 3 Finance, Inc.	4.000%	01/15/20	850	856,110
LTS Buyer LLC	4.102%	04/13/20	1,439	1,436,726
Mitel Networks Corp.	5.500%	04/29/22	1,038	1,044,575
Numericable US LLC (France)	4.132%	01/31/25	1,000	997,708
Numericable US LLC (France)	5.107%	01/15/24	846	849,979
SBA Senior Finance II LLC	3.340%	03/24/21	862	862,314
Securus Technologies Holdings, Inc.	5.250%	04/30/20	1,319	1,299,845
Windstream Services LLC	4.857%	03/29/21	175	175,273
Windstream Services LLC	4.920%	03/29/21	525	525,821

				12,981,007

Transportation — 0.2%
XPO Logistics, Inc.	4.250%	11/01/21	868	876,809

TOTAL BANK LOANS (cost $346,830,799)				345,719,082

CORPORATE BONDS — 3.3%
Building Materials — 0.1%
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	200	208,250

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	530	545,366

Cosmetics/Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(c)	4.625%	05/15/21	140	137,725

Diversified Financial Services — 0.3%
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,250	1,231,250

Electric — 0.2%
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	250	252,500
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	550	537,625

				790,125

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	250	256,875

Food — 0.1%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	350	357,987

Healthcare-Products — 0.4%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A	9.000%	04/01/22	1,325	1,225,625
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	200	169,000

				1,394,625

Healthcare-Services — 0.7%
CHS/Community Health Systems, Inc., Gtd. Notes(e)	8.000%	11/15/19	500	393,750
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	500	479,685
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	650	617,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	700	640,500
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	250	252,500

				2,383,935

Lodging & Gaming — 0.5%
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	300	312,750
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	356,125
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes, 144A	6.125%	12/01/24	250	256,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	750	751,875
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	250	277,500

				1,954,500

Media — 0.1%
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	276,875
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	250	248,125

				525,000

Oil & Gas — 0.1%
Diamondback Energy, Inc., Gtd. Notes, 144A	4.750%	11/01/24	400	400,500

Retail
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(c)	9.250%	06/15/21	100	105,000

Software — 0.1%
Infor US, Inc., Gtd. Notes(c)	6.500%	05/15/22	425	436,688

Telecommunications — 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	09/20/21	1,500	1,503,750

TOTAL CORPORATE BONDS (cost $12,539,557)				12,231,576

			Shares
COMMON STOCK
Other Industry
RCS Capital Corp. (original cost $9,676; purchased 06/23/16)*(b)(c)(f) (cost $9,676)			2,419	21,771

TOTAL LONG-TERM INVESTMENTS (cost $360,368,274)				358,963,904

SHORT-TERM INVESTMENTS — 11.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(g)	43,149,242	43,149,242
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $415,512; includes $415,268 of cash collateral for securities on loan)(g)(h)	415,508	415,633

TOTAL SHORT-TERM INVESTMENTS (cost $43,564,754)		43,564,875

TOTAL INVESTMENTS — 108.7% (cost $403,933,028)(i)		402,528,779
Liabilities in excess of other assets — (8.7)%		(32,177,546)

NET ASSETS — 100.0%		$370,351,233

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
L2	Level 2
L3	Level 3

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $53,398,108 and 14.4% of net assets.
(c)	Indicates a security that has been deemed illiquid.
(d)	Interest rate not available as of November 30, 2016.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $407,101; cash collateral of $415,268 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $9,676. The aggregate value of $21,771 is approximately 0.0% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(h)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(i)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$403,832,160

Appreciation	2,526,991
Depreciation	(3,830,372)

Net Unrealized Depreciation	$(1,303,381)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$991,475	$—
Bank Loans	—	292,342,745	53,376,337
Corporate Bonds	—	12,231,576	—
Common Stock	—	—	21,771
Affiliated Mutual Funds	43,564,875	—	—

Total	$43,564,875	$305,565,796	$53,398,108

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stock
Balance as of 2/29/16	$30,641,618	$—
Realized gain (loss)	74,622	—
Change in unrealized appreciation (depreciation)*	1,579,724	12,095
Purchases	40,404,659	9,676
Sales/Paydowns	(9,808,927)	—
Accrued discount/premium	29,117	—
Transfers into Level 3	5,566,346	—
Transfers out of Level 3	(15,110,822)	—

Balance as of 11/30/16	$53,376,337	$21,771

*	Of which, $1,214,223 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of November 30, 2016	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Common Stock	$21,771	Market Approach	Single Broker Indicative Quote	$9.00
Bank Loans	53,376,337	Market Approach	Single Broker Indicative Quote	$77.25 - $106.00 ($99.20)

Total	$53,398,108

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$15,110,822	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	5,566,346	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.2%
ASSET-BACKED SECURITIES — 3.4%
Collateralized Loan Obligations — 3.4%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.480	%(a)	10/17/26	1,250	$1,249,332
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1A, 144A	2.412	%(a)	07/18/27	250	250,127
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, 144A	2.030	%(a)	04/17/25	500	497,619
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	2.432	%(a)	04/22/27	1,000	1,000,076
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.280	%(a)	01/17/26	500	500,018
Jackson Mill CLO Ltd., Series 2015-1A, Class A, 144A	2.420	%(a)	04/15/27	1,750	1,749,827
Magnetite IX Ltd., Series 2014-9A, Class A1, 144A(b)	2.302	%(a)	07/25/26	3,465	3,466,229
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A (original cost $998,550; purchased 07/17/15)(b)(c)	2.402	%(a)	07/22/27	1,000	1,003,707
Palmer Square CLO Ltd., Series 2015-1A, Class A1, 144A	2.411	%(a)	05/21/27	750	751,622
Shackleton CLO V Ltd., Series 2014-5A, Class A, 144A	2.381	%(a)	05/07/26	1,250	1,254,274
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.401	%(a)	07/20/27	1,250	1,250,811
Vibrant CLO III Ltd., Series 2015-3A, Class A1, 144A	2.511	%(a)	04/20/26	3,750	3,767,396

					16,741,038

Non-Residential Mortgage-Backed Securities
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	17	16,691
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	212	215,711

					232,402

TOTAL ASSET-BACKED SECURITIES (cost $16,857,440)					16,973,440

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.2%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	2,500	2,569,121
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	2,001,949
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	270	273,996
Fannie Mae-Aces, Series 2012-M13, Class A2	2.377%		05/25/22	3,250	3,249,881
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(a)	12/25/23	3,950	4,148,446
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	1,000	978,426
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038	%(a)	11/25/25	2,900	2,929,507
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	534,518
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	8,500	9,025,277
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,031,775
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.779	%(a)	06/25/20	26,753	1,122,654

FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.834	%(a)	03/25/22	25,920	1,884,920
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.578	%(a)	05/25/22	14,629	935,635
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.615	%(a)	06/25/22	15,887	1,061,753
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	5,125	5,208,360
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.009	%(a)	10/25/22	40,821	1,711,172
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	6,400	6,464,772
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(a)	02/25/23	6,400	6,743,498

FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	5,100	5,371,890
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	6,400	6,642,962
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(a)	07/25/23	7,800	8,306,799
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	6,800	7,170,927
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	6,000	6,229,595
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	5,000	5,064,604
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	6,000	6,151,348
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	900	928,927
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.890	%(a)	05/25/19	12,572	435,750
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.815	%(a)	07/25/19	12,367	434,084
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(a)	05/25/25	4,000	4,079,787
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	2,500	2,578,787
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49	2,500	2,568,036
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.115	%(a)	04/17/45	109	109,085
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,000	1,004,955
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	1,000	999,994
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,400	2,431,276
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572%		09/15/58	2,500	2,579,339

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $114,748,398)					115,963,805

CORPORATE BONDS — 1.1%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.550%		01/15/24	2,085	2,224,605
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%		12/15/21	2,660	2,917,978

TOTAL CORPORATE BONDS (cost $5,198,207)					5,142,583

FOREIGN GOVERNMENT AGENCY OBLIGATION — 0.1%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $468,607)	3.150%		07/24/24	470	477,479

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	153	155,026
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	12	12,370
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	304	307,916
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	11	11,060
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.204	%(a)	10/25/28	97	92,683
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.067	%(a)	02/25/34	437	438,350

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,017,419) 1,017,405

U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.8%
Federal Home Loan Banks	1.000%		12/19/17	4,400		4,402,776
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	1,637		1,646,716
Federal Home Loan Mortgage Corp.	2.500%		TBA	3,500		3,512,578
Federal Home Loan Mortgage Corp.	2.745	%(a)	05/01/34	640		670,990
Federal Home Loan Mortgage Corp.	3.000%		10/01/28	356		367,303
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	1,023		1,053,758
Federal Home Loan Mortgage Corp.	3.000%		TBA	8,500		8,462,149
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	637		668,864
Federal Home Loan Mortgage Corp.	3.500%		01/01/27	335		351,744
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	2,355		2,426,404
Federal Home Loan Mortgage Corp.	3.500%		TBA	14,500		14,883,457
Federal Home Loan Mortgage Corp.	4.000%		06/01/26	228		241,513
Federal Home Loan Mortgage Corp.	4.000%		09/01/26	587		622,555
Federal Home Loan Mortgage Corp.	4.000%		11/01/39	1,687		1,783,092
Federal Home Loan Mortgage Corp.	4.000%		09/01/40	1,167		1,233,106
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	906		955,115
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	643		677,983
Federal Home Loan Mortgage Corp.	4.000%		04/01/42	2,382		2,518,782
Federal Home Loan Mortgage Corp.	4.000%		10/01/45	841		884,903
Federal Home Loan Mortgage Corp.	4.000%		TBA	2,000		2,104,414
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,616		2,830,600
Federal Home Loan Mortgage Corp.	4.500%		TBA	1,000		1,077,871
Federal Home Loan Mortgage Corp.	5.000%		06/01/33	1,250		1,385,142
Federal Home Loan Mortgage Corp.	5.000%		03/01/34	117		128,912
Federal Home Loan Mortgage Corp.	5.000%		05/01/34	1,668		1,840,785
Federal Home Loan Mortgage Corp.	5.000%		05/01/34	129		141,651
Federal Home Loan Mortgage Corp.	5.500%		05/01/37	199		223,133
Federal Home Loan Mortgage Corp.	5.500%		01/01/38	169		189,872
Federal Home Loan Mortgage Corp.	6.000%		08/01/32	103		116,766
Federal Home Loan Mortgage Corp.	6.000%		12/01/33	97		113,055
Federal Home Loan Mortgage Corp.	6.000%		09/01/34	156		177,031
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	241		271,972
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	73		82,669
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	34		35,634
Federal Home Loan Mortgage Corp.	8.000%		03/01/22	20		20,082
Federal Home Loan Mortgage Corp.	8.000%		08/01/22	4		3,766
Federal Home Loan Mortgage Corp.	8.500%		02/01/17	1		1,177
Federal Home Loan Mortgage Corp.	8.500%		05/01/17	—	(d)	41
Federal Home Loan Mortgage Corp.	8.500%		05/01/17	1		855
Federal Home Loan Mortgage Corp.	8.500%		06/01/17	—	(d)	56
Federal Home Loan Mortgage Corp.	8.500%		07/01/17	—	(d)	60
Federal Home Loan Mortgage Corp.	8.500%		09/01/17	2		2,129
Federal Home Loan Mortgage Corp.	8.500%		06/01/18	—	(d)	97
Federal Home Loan Mortgage Corp.	8.500%		09/01/19	3		2,952
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	6		6,107
Federal National Mortgage Assoc.	1.000%		10/24/19	5,000		4,931,740
Federal National Mortgage Assoc.	2.000%		08/01/31	791		772,869
Federal National Mortgage Assoc.	2.500%		TBA	6,500		6,528,437
Federal National Mortgage Assoc.	2.500%		TBA	2,500		2,386,345
Federal National Mortgage Assoc.	2.539	%(a)	07/01/33	1,849		1,958,308
Federal National Mortgage Assoc.	2.617	%(a)	04/01/34	336		351,120
Federal National Mortgage Assoc.	2.636	%(a)	06/01/34	715		758,168
Federal National Mortgage Assoc.	2.689	%(a)	04/01/34	556		587,560

Federal National Mortgage Assoc.	3.000%	01/01/27	1,144		1,178,312
Federal National Mortgage Assoc.	3.000%	08/01/28	1,973		2,030,891
Federal National Mortgage Assoc.	3.000%	02/01/31	4,259		4,383,085
Federal National Mortgage Assoc.	3.000%	11/01/36	1,994		2,023,748
Federal National Mortgage Assoc.	3.000%	12/01/42	1,641		1,642,670
Federal National Mortgage Assoc.	3.000%	07/01/43	3,242		3,246,614
Federal National Mortgage Assoc.	3.000%	TBA	10,500		10,458,985
Federal National Mortgage Assoc.	3.500%	09/01/26	400		417,314
Federal National Mortgage Assoc.	3.500%	03/01/27	1,000		1,043,364
Federal National Mortgage Assoc.	3.500%	10/01/41	3,695		3,797,045
Federal National Mortgage Assoc.	3.500%	12/01/41	991		1,018,852
Federal National Mortgage Assoc.	3.500%	03/01/42	860		886,772
Federal National Mortgage Assoc.	3.500%	05/01/42	4,455		4,593,727
Federal National Mortgage Assoc.	3.500%	TBA	1,000		1,026,992
Federal National Mortgage Assoc.	4.000%	09/01/40	1,979		2,090,074
Federal National Mortgage Assoc.	4.000%	07/01/42	770		812,754
Federal National Mortgage Assoc.	4.000%	09/01/44	2,253		2,372,810
Federal National Mortgage Assoc.	4.000%	TBA	12,500		13,167,969
Federal National Mortgage Assoc.	4.500%	01/01/20	74		76,837
Federal National Mortgage Assoc.	4.500%	04/01/41	2,268		2,453,993
Federal National Mortgage Assoc.	4.500%	TBA	3,000		3,236,191
Federal National Mortgage Assoc.	5.000%	07/01/18	12		12,162
Federal National Mortgage Assoc.	5.000%	08/01/18	52		52,721
Federal National Mortgage Assoc.	5.000%	01/01/19	274		282,010
Federal National Mortgage Assoc.	5.000%	02/01/19	220		225,939
Federal National Mortgage Assoc.	5.000%	11/01/19	81		84,026
Federal National Mortgage Assoc.	5.000%	12/01/31	76		82,750
Federal National Mortgage Assoc.	5.000%	03/01/34	631		692,215
Federal National Mortgage Assoc.	5.000%	07/01/35	262		287,108
Federal National Mortgage Assoc.	5.000%	09/01/35	144		159,485
Federal National Mortgage Assoc.	5.000%	11/01/35	138		152,177
Federal National Mortgage Assoc.	5.000%	05/01/36	102		112,476
Federal National Mortgage Assoc.	5.500%	02/01/17	—	(d)	108
Federal National Mortgage Assoc.	5.500%	10/01/18	68		70,084
Federal National Mortgage Assoc.	5.500%	10/01/18	73		75,096
Federal National Mortgage Assoc.	5.500%	11/01/18	49		49,584
Federal National Mortgage Assoc.	5.500%	02/01/34	534		601,495
Federal National Mortgage Assoc.	5.500%	09/01/34	980		1,110,977
Federal National Mortgage Assoc.	5.500%	02/01/35	803		912,196
Federal National Mortgage Assoc.	5.500%	06/01/35	368		413,005
Federal National Mortgage Assoc.	5.500%	06/01/35	287		321,999
Federal National Mortgage Assoc.	5.500%	09/01/35	715		801,463
Federal National Mortgage Assoc.	5.500%	09/01/35	254		283,847
Federal National Mortgage Assoc.	5.500%	10/01/35	589		659,620
Federal National Mortgage Assoc.	5.500%	11/01/35	1,357		1,520,517
Federal National Mortgage Assoc.	5.500%	11/01/35	1,649		1,860,176
Federal National Mortgage Assoc.	5.500%	11/01/36	18		20,044
Federal National Mortgage Assoc.	6.000%	08/01/21	79		83,681
Federal National Mortgage Assoc.	6.000%	09/01/21	28		29,858
Federal National Mortgage Assoc.	6.000%	07/01/22	3		3,414
Federal National Mortgage Assoc.	6.000%	09/01/33	1		1,561
Federal National Mortgage Assoc.	6.000%	11/01/33	2		1,894
Federal National Mortgage Assoc.	6.000%	02/01/34	1		1,220
Federal National Mortgage Assoc.	6.000%	06/01/34	—	(d)	293
Federal National Mortgage Assoc.	6.000%	09/01/34	—	(d)	470
Federal National Mortgage Assoc.	6.000%	09/01/34	41		46,377
Federal National Mortgage Assoc.	6.000%	09/01/34	37		42,247
Federal National Mortgage Assoc.	6.000%	10/01/34	56		63,700
Federal National Mortgage Assoc.	6.000%	11/01/34	4		5,078
Federal National Mortgage Assoc.	6.000%	11/01/34	54		61,337

Federal National Mortgage Assoc.	6.000%	02/01/35	2		2,089
Federal National Mortgage Assoc.	6.000%	03/01/35	25		28,268
Federal National Mortgage Assoc.	6.000%	04/01/35	1		1,494
Federal National Mortgage Assoc.	6.000%	12/01/35	260		296,839
Federal National Mortgage Assoc.	6.000%	01/01/36	600		681,040
Federal National Mortgage Assoc.	6.000%	05/01/36	41		46,095
Federal National Mortgage Assoc.	6.000%	05/01/36	495		563,023
Federal National Mortgage Assoc.	6.000%	05/01/36	172		195,847
Federal National Mortgage Assoc.(e)	6.250%	05/15/29	210		281,656
Federal National Mortgage Assoc.(e)	6.500%	07/01/32	1,034		1,171,794
Federal National Mortgage Assoc.	6.500%	08/01/32	404		457,532
Federal National Mortgage Assoc.	6.500%	09/01/32	129		145,664
Federal National Mortgage Assoc.	6.500%	10/01/32	953		1,079,015
Federal National Mortgage Assoc.	6.500%	10/01/32	147		166,075
Federal National Mortgage Assoc.	6.500%	10/01/37	644		729,328
Federal National Mortgage Assoc.	7.000%	05/01/24	140		156,598
Federal National Mortgage Assoc.	7.000%	05/01/24	36		38,970
Federal National Mortgage Assoc.	7.000%	05/01/24	27		28,419
Federal National Mortgage Assoc.	7.000%	05/01/24	34		36,391
Federal National Mortgage Assoc.	7.000%	05/01/24	10		10,297
Federal National Mortgage Assoc.	7.000%	05/01/24	9		9,079
Federal National Mortgage Assoc.	7.000%	12/01/31	378		432,899
Federal National Mortgage Assoc.	7.000%	12/01/31	1		1,418
Federal National Mortgage Assoc.	7.000%	09/01/33	72		74,347
Federal National Mortgage Assoc.	7.000%	10/01/33	34		34,429
Federal National Mortgage Assoc.	7.000%	11/01/33	12		12,657
Federal National Mortgage Assoc.	7.000%	11/01/33	75		77,626
Federal National Mortgage Assoc.	7.000%	02/01/36	17		18,866
Federal National Mortgage Assoc.	9.000%	04/01/25	7		7,357
Federal National Mortgage Assoc.	9.500%	01/01/25	9		9,405
Federal National Mortgage Assoc.	9.500%	01/01/25	2		2,238
Federal National Mortgage Assoc.	9.500%	01/01/25	3		3,260
Federal National Mortgage Assoc.	9.500%	02/01/25	3		3,043
Government National Mortgage Assoc.	3.000%	03/15/45	3,762		3,814,866
Government National Mortgage Assoc.	3.000%	TBA	9,500		9,646,954
Government National Mortgage Assoc.	3.500%	03/20/45	3,288		3,426,372
Government National Mortgage Assoc.	3.500%	04/20/45	1,863		1,940,947
Government National Mortgage Assoc.	3.500%	TBA	17,000		17,699,922
Government National Mortgage Assoc.	4.000%	02/20/41	844		900,782
Government National Mortgage Assoc.	4.500%	02/20/40	521		570,757
Government National Mortgage Assoc.	4.500%	01/20/41	293		319,629
Government National Mortgage Assoc.	4.500%	02/20/41	1,508		1,640,732
Government National Mortgage Assoc.	4.500%	03/20/41	767		834,516
Government National Mortgage Assoc.	4.500%	TBA	3,500		3,808,369
Government National Mortgage Assoc.	5.000%	07/15/33	824		925,675
Government National Mortgage Assoc.	5.000%	09/15/33	910		1,014,258
Government National Mortgage Assoc.	5.000%	04/15/34	70		76,782
Government National Mortgage Assoc.	5.500%	02/15/34	673		774,023
Government National Mortgage Assoc.	5.500%	02/15/36	165		188,957
Government National Mortgage Assoc.	7.000%	03/15/22	1		1,018
Government National Mortgage Assoc.	7.000%	12/15/22	—	(d)	462
Government National Mortgage Assoc.	7.000%	12/15/22	1		1,464
Government National Mortgage Assoc.	7.000%	01/15/23	5		4,670
Government National Mortgage Assoc.	7.000%	01/15/23	1		1,263
Government National Mortgage Assoc.	7.000%	01/15/23	3		2,539
Government National Mortgage Assoc.	7.000%	01/15/23	6		6,257
Government National Mortgage Assoc.	7.000%	01/15/23	—	(d)	248
Government National Mortgage Assoc.	7.000%	01/15/23	3		3,063
Government National Mortgage Assoc.	7.000%	02/15/23	4		4,253

Government National Mortgage Assoc.	7.000%	03/15/23	5		5,098
Government National Mortgage Assoc.	7.000%	03/15/23	3		3,474
Government National Mortgage Assoc.	7.000%	04/15/23	2		1,614
Government National Mortgage Assoc.	7.000%	04/15/23	5		4,634
Government National Mortgage Assoc.	7.000%	04/15/23	2		1,680
Government National Mortgage Assoc.	7.000%	04/15/23	6		6,492
Government National Mortgage Assoc.	7.000%	05/15/23	1		856
Government National Mortgage Assoc.	7.000%	05/15/23	56		59,344
Government National Mortgage Assoc.	7.000%	05/15/23	2		2,552
Government National Mortgage Assoc.	7.000%	05/15/23	3		2,866
Government National Mortgage Assoc.	7.000%	05/15/23	1		847
Government National Mortgage Assoc.	7.000%	05/15/23	—	(d)	225
Government National Mortgage Assoc.	7.000%	05/15/23	3		3,453
Government National Mortgage Assoc.	7.000%	05/15/23	3		3,492
Government National Mortgage Assoc.	7.000%	05/15/23	6		5,955
Government National Mortgage Assoc.	7.000%	05/15/23	1		1,412
Government National Mortgage Assoc.	7.000%	05/15/23	22		23,271
Government National Mortgage Assoc.	7.000%	05/15/23	8		8,059
Government National Mortgage Assoc.	7.000%	05/15/23	7		7,501
Government National Mortgage Assoc.	7.000%	06/15/23	—	(d)	294
Government National Mortgage Assoc.	7.000%	06/15/23	3		3,324
Government National Mortgage Assoc.	7.000%	06/15/23	—	(d)	352
Government National Mortgage Assoc.	7.000%	06/15/23	1		1,441
Government National Mortgage Assoc.	7.000%	06/15/23	2		2,487
Government National Mortgage Assoc.	7.000%	06/15/23	5		4,691
Government National Mortgage Assoc.	7.000%	06/15/23	1		1,351
Government National Mortgage Assoc.	7.000%	06/15/23	3		2,861
Government National Mortgage Assoc.	7.000%	06/15/23	3		3,684
Government National Mortgage Assoc.	7.000%	07/15/23	3		2,834
Government National Mortgage Assoc.	7.000%	07/15/23	1		1,149
Government National Mortgage Assoc.	7.000%	07/15/23	5		4,909
Government National Mortgage Assoc.	7.000%	07/15/23	—	(d)	511
Government National Mortgage Assoc.	7.000%	07/15/23	4		3,965
Government National Mortgage Assoc.	7.000%	07/15/23	5		4,868
Government National Mortgage Assoc.	7.000%	07/15/23	20		20,293
Government National Mortgage Assoc.	7.000%	07/15/23	1		1,084
Government National Mortgage Assoc.	7.000%	07/15/23	2		1,765
Government National Mortgage Assoc.	7.000%	07/15/23	2		2,337
Government National Mortgage Assoc.	7.000%	07/15/23	1		597
Government National Mortgage Assoc.	7.000%	08/15/23	2		2,217
Government National Mortgage Assoc.	7.000%	08/15/23	1		791
Government National Mortgage Assoc.	7.000%	08/15/23	2		1,893
Government National Mortgage Assoc.	7.000%	08/15/23	4		3,850
Government National Mortgage Assoc.	7.000%	08/15/23	7		6,799
Government National Mortgage Assoc.	7.000%	08/15/23	2		2,161
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,505
Government National Mortgage Assoc.	7.000%	08/15/23	12		12,420
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,375
Government National Mortgage Assoc.	7.000%	08/15/23	8		8,202
Government National Mortgage Assoc.	7.000%	08/15/23	5		4,830
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,545
Government National Mortgage Assoc.	7.000%	08/15/23	7		7,051
Government National Mortgage Assoc.	7.000%	08/15/23	5		5,182
Government National Mortgage Assoc.	7.000%	08/15/23	2		1,809
Government National Mortgage Assoc.	7.000%	08/15/23	1		588
Government National Mortgage Assoc.	7.000%	08/15/23	10		10,284
Government National Mortgage Assoc.	7.000%	09/15/23	2		2,264
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,808
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,849
Government National Mortgage Assoc.	7.000%	09/15/23	50		53,906

Government National Mortgage Assoc.	7.000%	09/15/23	2		2,763
Government National Mortgage Assoc.	7.000%	09/15/23	2		2,028
Government National Mortgage Assoc.	7.000%	09/15/23	15		16,155
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,601
Government National Mortgage Assoc.	7.000%	10/15/23	60		64,025
Government National Mortgage Assoc.	7.000%	10/15/23	53		54,988
Government National Mortgage Assoc.	7.000%	10/15/23	4		3,673
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,583
Government National Mortgage Assoc.	7.000%	10/15/23	3		3,501
Government National Mortgage Assoc.	7.000%	10/15/23	1		854
Government National Mortgage Assoc.	7.000%	10/15/23	14		14,064
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,887
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,341
Government National Mortgage Assoc.	7.000%	10/15/23	13		14,387
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,360
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,516
Government National Mortgage Assoc.	7.000%	10/15/23	18		18,579
Government National Mortgage Assoc.	7.000%	10/15/23	3		2,812
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,262
Government National Mortgage Assoc.	7.000%	10/15/23	9		8,776
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,749
Government National Mortgage Assoc.	7.000%	10/15/23	14		15,294
Government National Mortgage Assoc.	7.000%	10/15/23	3		3,385
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,634
Government National Mortgage Assoc.	7.000%	10/15/23	7		7,131
Government National Mortgage Assoc.	7.000%	10/15/23	10		10,919
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,663
Government National Mortgage Assoc.	7.000%	10/15/23	5		5,125
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,200
Government National Mortgage Assoc.	7.000%	10/15/23	—	(d)	315
Government National Mortgage Assoc.	7.000%	10/15/23	—	(d)	455
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,319
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,182
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,617
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,067
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,493
Government National Mortgage Assoc.	7.000%	11/15/23	3		2,730
Government National Mortgage Assoc.	7.000%	11/15/23	1		654
Government National Mortgage Assoc.	7.000%	11/15/23	3		2,927
Government National Mortgage Assoc.	7.000%	11/15/23	1		913
Government National Mortgage Assoc.	7.000%	11/15/23	3		3,360
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,103
Government National Mortgage Assoc.	7.000%	11/15/23	—	(d)	452
Government National Mortgage Assoc.	7.000%	11/15/23	5		5,384
Government National Mortgage Assoc.	7.000%	11/15/23	10		10,508
Government National Mortgage Assoc.	7.000%	11/15/23	6		6,696
Government National Mortgage Assoc.	7.000%	11/15/23	—	(d)	202
Government National Mortgage Assoc.	7.000%	11/15/23	6		5,916
Government National Mortgage Assoc.	7.000%	11/15/23	10		10,502
Government National Mortgage Assoc.	7.000%	11/15/23	14		15,403
Government National Mortgage Assoc.	7.000%	11/15/23	4		4,109
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,129
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,847
Government National Mortgage Assoc.	7.000%	11/15/23	12		12,938
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,622
Government National Mortgage Assoc.	7.000%	11/15/23	6		6,195
Government National Mortgage Assoc.	7.000%	11/15/23	4		4,110
Government National Mortgage Assoc.	7.000%	11/15/23	17		18,751
Government National Mortgage Assoc.	7.000%	11/15/23	9		10,118

Government National Mortgage Assoc.	7.000%	11/15/23	3		3,473
Government National Mortgage Assoc.	7.000%	11/15/23	16		16,094
Government National Mortgage Assoc.	7.000%	11/15/23	5		5,203
Government National Mortgage Assoc.	7.000%	12/15/23	2		2,164
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,464
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,555
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,485
Government National Mortgage Assoc.	7.000%	12/15/23	—	(d)	406
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,447
Government National Mortgage Assoc.	7.000%	12/15/23	6		6,409
Government National Mortgage Assoc.	7.000%	12/15/23	11		11,832
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,584
Government National Mortgage Assoc.	7.000%	12/15/23	6		6,012
Government National Mortgage Assoc.	7.000%	12/15/23	22		23,198
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,521
Government National Mortgage Assoc.	7.000%	12/15/23	2		2,218
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,055
Government National Mortgage Assoc.	7.000%	12/15/23	7		7,086
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,253
Government National Mortgage Assoc.	7.000%	12/15/23	7		6,979
Government National Mortgage Assoc.	7.000%	12/15/23	13		13,568
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,804
Government National Mortgage Assoc.	7.000%	12/15/23	2		2,574
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,375
Government National Mortgage Assoc.	7.000%	12/15/23	6		6,206
Government National Mortgage Assoc.	7.000%	12/15/23	12		12,503
Government National Mortgage Assoc.	7.000%	12/15/23	7		6,935
Government National Mortgage Assoc.	7.000%	12/15/23	1		613
Government National Mortgage Assoc.	7.000%	12/15/23	10		10,260
Government National Mortgage Assoc.	7.000%	12/15/23	2		2,265
Government National Mortgage Assoc.	7.000%	12/15/23	36		37,985
Government National Mortgage Assoc.	7.000%	12/15/23	7		7,867
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,462
Government National Mortgage Assoc.	7.000%	12/15/23	4		4,311
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,019
Government National Mortgage Assoc.	7.000%	12/15/23	19		19,800
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,999
Government National Mortgage Assoc.	7.000%	01/15/24	—	(d)	507
Government National Mortgage Assoc.	7.000%	01/15/24	3		3,499
Government National Mortgage Assoc.	7.000%	01/15/24	3		3,101
Government National Mortgage Assoc.	7.000%	01/15/24	4		3,820
Government National Mortgage Assoc.	7.000%	01/15/24	9		9,646
Government National Mortgage Assoc.	7.000%	01/15/24	4		3,782
Government National Mortgage Assoc.	7.000%	01/15/24	1		1,332
Government National Mortgage Assoc.	7.000%	01/15/24	2		1,923
Government National Mortgage Assoc.	7.000%	01/15/24	3		3,435
Government National Mortgage Assoc.	7.000%	01/15/24	7		7,123
Government National Mortgage Assoc.	7.000%	01/15/24	2		2,203
Government National Mortgage Assoc.	7.000%	01/15/24	7		7,074
Government National Mortgage Assoc.	7.000%	01/15/24	2		1,897
Government National Mortgage Assoc.	7.000%	01/15/24	5		5,501
Government National Mortgage Assoc.	7.000%	02/15/24	2		1,905
Government National Mortgage Assoc.	7.000%	02/15/24	1		1,000
Government National Mortgage Assoc.	7.000%	02/15/24	1		541
Government National Mortgage Assoc.	7.000%	02/15/24	15		16,352
Government National Mortgage Assoc.	7.000%	02/15/24	2		2,212
Government National Mortgage Assoc.	7.000%	02/15/24	1		912
Government National Mortgage Assoc.	7.000%	02/15/24	3		3,132
Government National Mortgage Assoc.	7.000%	02/15/24	6		6,517
Government National Mortgage Assoc.	7.000%	03/15/24	5		5,100

Government National Mortgage Assoc.	7.000%	03/15/24	3		2,598
Government National Mortgage Assoc.	7.000%	03/15/24	4		3,572
Government National Mortgage Assoc.	7.000%	03/15/24	2		1,659
Government National Mortgage Assoc.	7.000%	03/15/24	—	(d)	149
Government National Mortgage Assoc.	7.000%	03/15/24	—	(d)	103
Government National Mortgage Assoc.	7.000%	03/15/24	3		3,225
Government National Mortgage Assoc.	7.000%	03/15/24	2		2,336
Government National Mortgage Assoc.	7.000%	04/15/24	1		1,007
Government National Mortgage Assoc.	7.000%	04/15/24	9		8,706
Government National Mortgage Assoc.	7.000%	04/15/24	14		14,569
Government National Mortgage Assoc.	7.000%	04/15/24	3		3,000
Government National Mortgage Assoc.	7.000%	04/15/24	1		933
Government National Mortgage Assoc.	7.000%	04/15/24	1		1,042
Government National Mortgage Assoc.	7.000%	04/15/24	2		2,054
Government National Mortgage Assoc.	7.000%	04/15/24	—	(d)	460
Government National Mortgage Assoc.	7.000%	04/15/24	1		742
Government National Mortgage Assoc.	7.000%	04/15/24	3		3,203
Government National Mortgage Assoc.	7.000%	04/15/24	6		6,057
Government National Mortgage Assoc.	7.000%	04/15/24	4		3,859
Government National Mortgage Assoc.	7.000%	04/15/24	1		1,188
Government National Mortgage Assoc.	7.000%	04/15/24	3		2,658
Government National Mortgage Assoc.	7.000%	04/15/24	4		4,613
Government National Mortgage Assoc.	7.000%	04/15/24	3		3,226
Government National Mortgage Assoc.	7.000%	04/15/24	2		1,649
Government National Mortgage Assoc.	7.000%	05/15/24	6		6,446
Government National Mortgage Assoc.	7.000%	05/15/24	3		3,364
Government National Mortgage Assoc.	7.000%	05/15/24	9		9,748
Government National Mortgage Assoc.	7.000%	05/15/24	2		2,293
Government National Mortgage Assoc.	7.000%	05/15/24	12		13,366
Government National Mortgage Assoc.	7.000%	05/15/24	—	(d)	394
Government National Mortgage Assoc.	7.000%	05/15/24	2		1,681
Government National Mortgage Assoc.	7.000%	05/15/24	1		923
Government National Mortgage Assoc.	7.000%	05/15/24	3		3,487
Government National Mortgage Assoc.	7.000%	05/15/24	9		8,888
Government National Mortgage Assoc.	7.000%	05/15/24	6		5,916
Government National Mortgage Assoc.	7.000%	05/15/24	6		6,541
Government National Mortgage Assoc.	7.000%	05/15/24	6		6,219
Government National Mortgage Assoc.	7.000%	06/15/24	—	(d)	20
Government National Mortgage Assoc.	7.000%	06/15/24	8		8,844
Government National Mortgage Assoc.	7.000%	06/15/24	4		4,256
Government National Mortgage Assoc.	7.000%	06/15/24	13		13,289
Government National Mortgage Assoc.	7.000%	06/15/24	5		5,120
Government National Mortgage Assoc.	7.000%	06/15/24	7		7,347
Government National Mortgage Assoc.	7.000%	06/15/24	1		784
Government National Mortgage Assoc.	7.000%	06/15/24	9		9,199
Government National Mortgage Assoc.	7.000%	06/15/24	3		3,136
Government National Mortgage Assoc.	7.000%	06/15/24	1		750
Government National Mortgage Assoc.	7.000%	06/15/24	2		1,626
Government National Mortgage Assoc.	7.000%	06/15/24	3		2,824
Government National Mortgage Assoc.	7.000%	07/15/24	3		3,448
Government National Mortgage Assoc.	7.000%	07/15/24	4		3,862
Government National Mortgage Assoc.	7.000%	10/15/24	12		12,470
Government National Mortgage Assoc.	7.000%	02/15/29	23		23,754
Government National Mortgage Assoc.	7.500%	01/15/23	—	(d)	281
Government National Mortgage Assoc.	7.500%	01/15/23	1		564
Government National Mortgage Assoc.	7.500%	03/15/23	2		1,562
Government National Mortgage Assoc.	7.500%	05/15/23	8		8,450
Government National Mortgage Assoc.	7.500%	05/15/23	1		1,073
Government National Mortgage Assoc.	7.500%	06/15/23	1		682

Government National Mortgage Assoc.	7.500%		07/15/23	—	(d)	261
Government National Mortgage Assoc.	7.500%		07/15/23	—	(d)	320
Government National Mortgage Assoc.	7.500%		07/15/23	1		825
Government National Mortgage Assoc.	7.500%		09/15/23	4		3,948
Government National Mortgage Assoc.	7.500%		09/15/23	—	(d)	263
Government National Mortgage Assoc.	7.500%		10/15/23	12		12,825
Government National Mortgage Assoc.	7.500%		10/15/23	7		6,954
Government National Mortgage Assoc.	7.500%		11/15/23	2		1,752
Government National Mortgage Assoc.	7.500%		11/15/23	12		13,157
Government National Mortgage Assoc.	7.500%		12/15/23	2		1,828
Government National Mortgage Assoc.	7.500%		12/15/23	6		6,161
Government National Mortgage Assoc.	7.500%		01/15/24	1		1,127
Government National Mortgage Assoc.	7.500%		01/15/24	19		19,591
Government National Mortgage Assoc.	7.500%		01/15/24	17		18,030
Government National Mortgage Assoc.	7.500%		01/15/24	4		4,580
Government National Mortgage Assoc.	7.500%		01/15/24	2		1,661
Government National Mortgage Assoc.	7.500%		01/15/24	4		4,755
Government National Mortgage Assoc.	7.500%		01/15/24	4		4,469
Government National Mortgage Assoc.	7.500%		02/15/24	1		1,327
Government National Mortgage Assoc.	7.500%		02/15/24	15		16,686
Government National Mortgage Assoc.	7.500%		03/15/24	4		4,239
Government National Mortgage Assoc.	7.500%		03/15/24	1		925
Government National Mortgage Assoc.	7.500%		03/15/24	2		1,826
Government National Mortgage Assoc.	7.500%		04/15/24	8		8,320
Government National Mortgage Assoc.	7.500%		04/15/24	4		3,801
Government National Mortgage Assoc.	7.500%		04/15/24	3		3,429
Government National Mortgage Assoc.	7.500%		05/15/24	1		991
Government National Mortgage Assoc.	7.500%		05/15/24	2		1,954
Government National Mortgage Assoc.	7.500%		05/15/24	2		2,296
Government National Mortgage Assoc.	7.500%		06/15/24	2		1,724
Government National Mortgage Assoc.	7.500%		06/15/24	4		4,599
Government National Mortgage Assoc.	7.500%		06/15/24	8		8,710
Government National Mortgage Assoc.	7.500%		06/15/24	7		7,087
Government National Mortgage Assoc.	7.500%		07/15/24	7		6,862
Government National Mortgage Assoc.	7.500%		07/15/24	16		16,098
Government National Mortgage Assoc.	8.500%		04/15/25	186		217,990
Government National Mortgage Assoc.	9.500%		06/15/17	1		851
Government National Mortgage Assoc.	9.500%		07/15/17	1		827
Government National Mortgage Assoc.	9.500%		07/15/17	1		676
Government National Mortgage Assoc.	9.500%		12/15/17	4		3,688
Government National Mortgage Assoc.	9.500%		08/20/20	—	(d)	85
Government National Mortgage Assoc.	9.500%		07/20/21	—	(d)	36
Government National Mortgage Assoc.	9.500%		08/20/21	7		6,893
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	2,285		2,338,675
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	2,269		2,320,454
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,700		3,225,747
Residual Funding Corp. Principal Strip, Sr. Unsec’d. Notes, PO	1.205	%(f)	07/15/20	1,475		1,380,311
Residual Funding Corp. Principal Strip, Unsec’d. Notes, PO	1.256	%(f)	01/15/21	2,230		2,054,376
Residual Funding Corp. Principal Strip, Unsec’d. Notes, PO	2.862	%(f)	01/15/30	1,260		825,771
Residual Funding Corp. Principal Strip, Unsec’d. Notes, PO	2.958	%(f)	04/15/30	1,415		923,067
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	1,300		1,718,196
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	2,175		3,116,405
Ukraine Government, USAID Bond, US Gov’t. Gtd.	1.471%		09/29/21	5,400		5,281,103

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $228,478,813)						228,925,877

U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bonds	2.500%		05/15/46	1,210		1,082,856
U.S. Treasury Bonds	2.750%		11/15/42	1,945		1,853,297

U.S. Treasury Bonds(g)	2.875%		05/15/43	2,185	2,128,413
U.S. Treasury Bonds	3.000%		11/15/44	900	896,730
U.S. Treasury Bonds	3.000%		05/15/45	8,950	8,903,854
U.S. Treasury Bonds	4.250%		11/15/40	9,920	12,136,892
U.S. Treasury Bonds	4.750%		02/15/41	2,635	3,461,834
U.S. Treasury Notes	0.750%		02/28/18	5	4,986
U.S. Treasury Notes	1.375%		04/30/21	27,040	26,560,473
U.S. Treasury Notes	1.625%		04/30/23	3,640	3,528,383
U.S. Treasury Notes	1.750%		11/30/21	1,490	1,484,122
U.S. Treasury Notes	1.750%		03/31/22	6,280	6,212,050
U.S. Treasury Notes	2.000%		11/30/22	3,605	3,589,509
U.S. Treasury Notes	2.000%		02/15/25	5,505	5,374,042
U.S. Treasury Notes	2.125%		09/30/21	22,355	22,607,366
U.S. Treasury Notes	2.125%		12/31/22	1,005	1,006,806
U.S. Treasury Notes	2.125%		11/30/23	9,850	9,813,062
U.S. Treasury Strips Coupon	1.881	%(f)	05/15/31	1,100	734,748
U.S. Treasury Strips Coupon	1.898	%(f)	08/15/29	1,100	780,135
U.S. Treasury Strips Coupon	2.037	%(f)	02/15/22	1,875	1,689,656
U.S. Treasury Strips Coupon	2.100	%(f)	11/15/35	2,200	1,253,688
U.S. Treasury Strips Coupon	2.184	%(f)	02/15/28	695	516,761
U.S. Treasury Strips Coupon	2.241	%(f)	05/15/28	345	254,527
U.S. Treasury Strips Coupon	2.264	%(f)	08/15/40	2,200	1,045,625
U.S. Treasury Strips Coupon	2.280	%(f)	02/15/29	345	248,484
U.S. Treasury Strips Coupon	2.384	%(f)	05/15/29	710	506,776
U.S. Treasury Strips Coupon	2.404	%(f)	08/15/21	5,070	4,634,781
U.S. Treasury Strips Coupon(e)(g)	3.076	%(f)	08/15/24	6,700	5,596,671
U.S. Treasury Strips Principal, PO	2.543	%(f)	02/15/45	1,365	566,063
U.S. Treasury Strips Principal, PO	2.545	%(f)	05/15/43	1,580	696,426
U.S. Treasury Strips Principal, PO	2.873	%(f)	05/15/45	2,470	1,018,517
U.S. Treasury Strips Principal, PO	3.005	%(f)	11/15/44	1,045	439,686
U.S. Treasury Strips Principal, PO	3.626	%(f)	05/15/44	2,865	1,229,019

TOTAL U.S. TREASURY OBLIGATIONS (cost $136,491,411)					131,856,238

TOTAL LONG-TERM INVESTMENTS (cost $503,260,295)					500,356,827

SHORT-TERM INVESTMENTS — 20.2%

				Shares
AFFILIATED MUTUAL FUNDS — 20.2%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(h)				1,094,162	10,142,886
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(h)				90,959,263	90,959,263

TOTAL AFFILIATED MUTUAL FUNDS (cost $100,587,523)					101,102,149

OPTIONS PURCHASED*

				Notional Amount (000)#
Call Options
5 Year U.S. Treasury Notes Futures, expiring 12/23/16, Strike Price $119.00				838	65,469
5 Year U.S. Treasury Notes Futures, expiring 12/23/16, Strike Price $121.50				137	—

TOTAL OPTIONS PURCHASED (cost $252,162)		65,469

TOTAL SHORT-TERM INVESTMENTS (cost $100,839,685)		101,167,618

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 120.4% (cost $604,099,980)(i)		601,524,445

OPTIONS WRITTEN*
Call Options
5 Year U.S. Treasury Notes Futures, expiring 12/23/16, Strike Price $120.00	838	(6,547)
5 Year U.S. Treasury Notes Futures, expiring 12/23/16, Strike Price $120.50	137	—

TOTAL OPTIONS WRITTEN (premiums received $49,377)		(6,547)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 120.4% (cost $604,050,603)		601,517,898
Liabilities in excess of other assets(k) — (20.4)%		(101,722,498)

NET ASSETS — 100.0%		$499,795,400

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Aces	Alternative Credit Enhancements Securities
bps	Basis Points
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2016.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $998,550. The aggregate value of $1,003,707 is approximately 0.2% of net assets.
(d)	Less than $500 par.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(i)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$605,695,326

Appreciation	5,807,889
Depreciation	(9,978,770)

Net Unrealized Depreciation	$(4,170,881)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(12,211) and 0.0% of net assets.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
559	2 Year U.S. Treasury Notes	Mar. 2017	$121,160,100	$121,198,188	$38,088
55	5 Year U.S. Treasury Notes	Mar. 2017	6,483,719	6,481,406	(2,313)
32	10 Year U.S. Treasury Bonds	Mar. 2017	4,317,314	4,302,000	(15,314)
327	10 Year U.S. Treasury Notes	Mar. 2017	40,966,605	40,716,609	(249,996)
51	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	8,252,115	8,231,719	(20,396)

					(249,931)

	Short Position:
22	20 Year U.S. Treasury Bonds	Mar. 2017	3,331,765	3,328,188	3,577

					$(246,354)

U.S. Government Agency Obligations and a US Treasury Obligation with a combined market value of $1,372,402 have been segregated with JPMorgan Chase to cover requirements for open future contracts at November 30, 2016.

Interest rate swap agreements outstanding at November 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
110,460	09/09/17	0.539%	1 Day USOIS(1)	$400	$112,043	$111,643
95,020	10/18/17	0.607%	1 Day USOIS(1)	236	79,173	78,937
54,305	11/09/17	0.626%	1 Day USOIS(1)	272	50,852	50,580
2,590	01/22/22	2.467%	3 Month LIBOR(1)	165	(80,299)	(80,464)
13,125	05/31/22	2.200%	3 Month LIBOR(1)	(26,612)	(235,055)	(208,443)
8,210	05/31/22	2.217%	3 Month LIBOR(1)	195	(154,374)	(154,569)
945	11/30/22	1.850%	3 Month LIBOR(1)	21	3,534	3,513
7,560	11/30/22	1.982%	3 Month LIBOR(1)	191	(29,220)	(29,411)
11,118	08/02/23	— (3)	— (3)	1,029	35,911	34,882
7,340	08/02/23	— (4)	— (4)	(2,330)	22,510	24,840
2,845	08/03/23	— (5)	— (5)	(1,025)	8,981	10,006
4,590	08/15/23	1.459%	3 Month LIBOR(2)	175	(154,950)	(155,125)
1,865	08/15/23	1.463%	3 Month LIBOR(2)	160	(62,484)	(62,644)
5,880	08/19/23	0.898%	1 Day USOIS(1)	182	269,418	269,236
8,075	10/27/23	1.073%	1 Day USOIS(1)	194	301,126	300,932
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(784,954)	(785,209)
8,000	09/17/24	2.732%	3 Month LIBOR(1)	133	(373,675)	(373,808)
2,920	09/04/25	2.214%	3 Month LIBOR(1)	171	(20,167)	(20,338)
11,965	01/08/26	2.210%	3 Month LIBOR(1)	130	(61,988)	(62,118)
3,310	05/15/26	1.652%	3 Month LIBOR(1)	174	151,360	151,186

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
1,240	05/15/26	1.658%	3 Month LIBOR(1)	$159	$56,054	$55,895
2,660	11/15/41	1.869%	3 Month LIBOR(1)	10,338	306,160	295,822

				$(15,387)	$(560,044)	$(544,657)

U.S. Treasury Obligations with a combined market value of $3,728,058 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at November 30, 2016.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(4)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Forward rate agreements outstanding at November 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements(j):
23,400	12/07/16	1.600%	7 Year CMT(2)	$(135,264)	$—	$(135,264)	Citigroup Global Markets
23,400	12/07/16	2.860%	CMM 102(2)	123,053	—	123,053	Citigroup Global Markets

				$(12,211)	$—	$(12,211)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$16,741,038	$—
Non-Residential Mortgage-Backed Securities	—	232,402	—
Commercial Mortgage-Backed Securities	—	115,963,805	—
Corporate Bonds	—	5,142,583	—
Foreign Government Agency Obligation	—	477,479	—
Residential Mortgage-Backed Securities	—	1,017,405	—
U.S. Government Agency Obligations	—	228,925,877	—
U.S. Treasury Obligations	—	131,856,238	—
Affiliated Mutual Funds	101,102,149	—	—
Options Purchased	65,469	—	—
Options Written	(6,547)	—	—
Other Financial Instruments*
Futures Contracts	(246,354)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(544,657)	—
OTC Forward Rate Agreements	—	—	(12,211)

Total	$100,914,717	$499,812,170	$(12,211)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of November 30, 2016 categorized by risk exposure:

Derivative Fair Value at 11/30/16
Interest Rate Contracts	$(744,300)

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

Restricted and Illiquid Securities: Each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.